Expense Example, No Redemption {- Franklin Mutual Global Discovery Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual Global Discovery Fund - Class C	Oct. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 204
3 Years	630
5 Years	1,083
10 Years	$ 2,338